UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:

811-23780

CrowdStreet REIT I, Inc.

(Exact name of registrant as specified in charter)

98 San Jacinto Blvd., Suite 400,

Austin, TX 78701

(Address of Principal Executive Offices) (Zip Code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street, Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Eric S. Purple, Esq.

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(215) 564-8783

Registrant’s Telephone Number, including Area Code:

(888) 432-7693

Registrant’s Website:

https://www.crowdstreet.com/legal

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1.	Report to Shareholders.

(a)

CrowdStreet REIT I, Inc.

Semi-Annual Report
June 30, 2025

CrowdStreet Advisors, LLC
98 San Jacinto Blvd, Suite 400
Austin, TX 78701
(888) 432-7693
IR@crowdstreet.com
www.crowdstreet.com/legal

CrowdStreet REIT I, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value
PRIVATE REAL ESTATE INVESTMENTS - 93.18%(a)(b)(c)
Industrial - 24.08%
HIP CS Investors, LLC(d)	—	$3,129,000
PEP II Alligood Industrial Park Co-Investor, LLC(d)	—	1,668,000
Rhino MT Andover, LLC	—	1,980,000
Rhino Taunton B2B Investors, LLC(d)	—	1,750,000
		8,527,000

Multi-Family Residential - 51.80%
915 Division CrowdStreet Investors, LLC(d)(e)	—	5,192,410
Brixton Atlee TIC, LP	—	2,398,000
Brixton Parkside TIC, LLC	—	1,430,000
CS Dalan Investors, LLC(d)	—	2,767,000
KV Aventura Holdings, LLC	—	1,269,000
Locale Investor, LLC(d)	—	1,184,000
North Park Titleholder, LLC(d)	—	4,100,000
		18,340,410
Office Space - 0.00%
ONH Liquidating Trust(d)	—	—

Retail - 4.94%
CS Investor Braintree, LLC	—	1,750,000

Specialty Retail - 12.36%
OC-Series Fund I, LLC - Gator Volt Fund(d)	—	1,628,000
OC-Series Fund I, LLC - OBT Volt Fund	—	2,747,000
		4,375,000
TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $37,009,949)		32,992,410
TOTAL INVESTMENTS - 93.18% (Cost $37,009,949)		$32,992,410

Other Assets in Excess of Liabilities - 6.82%		2,412,912

NET ASSETS - 100.00%		$35,405,322

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(b)	Investment does not issue shares.
(c)

Restricted securities; which are securities that may not be resold to the public without an effective registration under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund has no ability to demand registration of any restricted securities held as of the date of these financial statements.

(d)	Non-income producing security.
(e)	CrowdStreet Inc. and subsidiaries do not have an economic interest in this entity.

Investment Abbreviations:

LLC – Limited Liability Company
LP – Limited Partnership

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS:
Investments in private real estate:
At cost	$37,009,949
At value	$32,992,410
Cash	3,315,960
Total Assets	36,308,370
LIABILITIES:
Accrued management fees, net of rebate	318,870
Accrued investor servicing fees	130,790
Legal fees payable	111,097
Audit fees payable	110,891
Valuation fees payable	86,651
Fund accounting & administration fees payable	57,806
Payable to Directors	37,500
Other expenses	49,443
Total Liabilities	903,048
NET ASSETS	$35,405,322

NET ASSETS CONSIST OF:
Paid in capital	$46,907,730
Accumulated deficit	(11,502,408)
NET ASSETS	$35,405,322

NET ASSET VALUE:
Net assets	$35,405,322
Common shares outstanding	46,528
Net Asset Value Per Share (“NAV”)	$760.94	(a)

(a)	Per share amount may not recalculate due to rounding.

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2025 (Unaudited)

INCOME:
Interest	$42,233
Investment income	294,599
Total Income	336,832
EXPENSES:
Management fees	256,178
Investor servicing fees	85,393
Audit fees	68,837
Legal fees	56,434
Valuation fees	46,651
Fund accounting and administration fees	28,223
Directors’ fees	25,000
Other expenses	30,765
Total Expenses	597,481
Fees rebated by Investment Manager	(38,500)
Net Expenses	558,981
NET INVESTMENT LOSS	(222,149)

Net realized gain/(loss) on:
Investments in private real estate	(5,400,000)
Total Net Realized Loss	(5,400,000)
Net change in unrealized appreciation/depreciation on:
Investments in private real estate	5,721,015
Total Net Change in Unrealized Appreciation/Depreciation	5,721,015
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	321,015
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,866

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS
Net investment loss	$(222,149)	$(540,277)
Net realized loss	(5,400,000)	—
Net change in unrealized appreciation/depreciation	5,721,015	(1,445,554)
Net increase/(decrease) in net assets resulting from operations	98,866	(1,985,831)

Net Increase/Decrease in net assets	98,866	(1,985,831)

NET ASSETS
Beginning of period	35,306,456	37,292,287
End of period	$35,405,322	$35,306,456

CAPITAL SHARE ACTIVITY
Shares outstanding, beginning of period	46,528	46,528
Shares outstanding, end of period	46,528	46,528

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

STATEMENT OF CASH FLOWS

For the Period Ended June 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$98,866
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments in private real estate	(1,750,000)
Net realized (gain)/loss on:
Investments in private real estate	5,400,000
Net change in unrealized appreciation/depreciation on:
Investments in private real estate	(5,721,015)
Increase/(Decrease) in liabilities:
Accrued investor servicing fees	(6,332)
Accrued management fees, net of rebate	(57,497)
Audit fees payable	68,837
Fund accounting & administration fees payable	(39,274)
Legal fees payable	(4,746)
Valuation fees payable	4,151
Other expenses	(17,292)
Net Cash Used in Operating Activities	(2,024,302)

Net decrease in cash	(2,024,302)

Cash, beginning balance	5,340,262
Cash, ending balance	$3,315,960

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

FINANCIAL HIGHLIGHTS

	For the Period Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Period Ended December 31, 2022(a)
Net Asset Value - Beginning of Period	$758.82	$801.50	$990.67	$1,000.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(4.77)	(11.61)	(17.60)	(9.33)
Net realized and unrealized gain/(loss) on investments	6.89	(31.07)	(171.57)	—
Total Income/(Loss) from Investment Operations	2.12	(42.68)	(189.17)	(9.33)

Net Increase/(Decrease) in net asset value	2.12	(42.68)	(189.17)	(9.33)
Net Asset Value - End of Period	$760.94	$758.82	$801.50	$990.67
TOTAL RETURN(c)	0.28%	(5.32% )	(19.10% )	(0.93%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$35,405	$35,306	$37,292	$39,965
Ratio of gross expenses to average net assets	3.40%(e)	3.76%	4.02%	3.76%(e)
Ratio of net expenses to average net assets	3.18%(e)	3.48%	3.93%	3.76%(e)
Ratio of net investment loss to average net assets	(1.26%)(e)	(1.48%)	(1.90%)	(2.48%)(e)
Portfolio turnover rate	0%(d)	0%	0%	0%(d)

(a)	Represents the period from the commencement of operations (April 22, 2022) through December 31, 2022.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions.

(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

CrowdStreet REIT I, Inc. (the “Fund”) was organized as a Delaware corporation that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is taxed as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s primary investment objective is generating capital appreciation with a secondary objective of generating income to provide investors with attractive risk-adjusted returns available from investing in the equity of private real estate projects. The Fund commenced operations on April 22, 2022.

The investment adviser of the Fund is CrowdStreet Advisors, LLC, an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended and a Delaware limited liability company (the “Investment Manager”). The Investment Manager is a wholly owned subsidiary of CrowdStreet, Inc. (“CrowdStreet”). Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Investment Manager is responsible for directing the management of the Fund’s business and day-to-day affairs and implementing the Fund’s investment strategy.

The Fund is a specialized investment vehicle that incorporates features of both a private investment fund that is not registered under the 1940 Act and a closed-end investment company that is registered under the 1940 Act. Private investment funds (such as private equity limited partnership funds) are collective asset pools that typically offer their securities privately, without registering them under the Securities Act of 1933, as amended (the “Securities Act”). Registered closed-end investment companies, such as the Fund, are typically managed more conservatively than private investment funds because of the requirements and restrictions imposed on them by the 1940 Act. By combining certain features from non-registered and registered funds, the Investment Manager believes it can offer “accredited investors”, within the meaning of Regulation D under the Securities Act, access to the long-term investment return benefits of private equity real estate opportunities at a lower investment minimum and with the convenience of Form 1099-DIV tax reporting.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies.

Basis of Accounting and Use of Estimates – The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the period. The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2025, including judgments about the financial market and economic conditions which may change over time. Actual results could differ from those estimates and those differences could be material.

Cash– Cash consists of interest-bearing demand deposits and are held at cost which approximates fair market value. The Fund’s uninvested cash is held in bank accounts at high-quality financial institutions, and at times, cash held in bank accounts may exceed the Federal Deposit Insurance Corporation (“FDIC”) insured limit. The Fund uses Investment Cash Sweep accounts with its banks to ensure that substantially all cash is covered by FDIC Insurance limits.

Operating Segments – The Fund applies FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures which provides guidelines for reporting operating segments and related disclosures in accordance with U.S. GAAP. The Fund constitutes a single operating segment as the operating results of the Fund are monitored as a whole, and its long-term asset allocation is determined in accordance with the terms of its confidential private placement memorandum, based on defined investment objectives, and is executed by the Investment Manager. The Fund’s Principal Executive Officer serves as the Fund’s chief operating decision maker (“CODM”) and acts in accordance with Board reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from Fund share transactions, and income and expense ratios, consistent with those presented within the accompanying financial statements and financial highlights to assess the Fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statement of Assets and Liabilities as Net Assets, which consists primarily of investments in private real estate, at value, and significant segment expenses are listed in the accompanying Statement of Operations.

Valuation Oversight – The Investment Manager has been designated by the Board as the Fund’s “Valuation Designee,” as that term is defined under Rule 2a-5 under the 40 Act. The Valuation Designee values the Fund’s portfolio investments in accordance with valuation policies and procedures that have been adopted by the Investment Manager and approved by the Board (the “Valuation Procedures”). Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the securities or other assets as determined in accordance with the Valuation Procedures.

Such determinations may be made based on data and valuations obtained from independent third-party valuation agents, pricing services or other third-party sources (“Pricing Services”). The Valuation Designee is responsible for ensuring that any Pricing Service engaged to provide data and valuations discharges its responsibilities in accordance with the Valuation Procedures and will periodically receive and review such information about the valuation of the securities or other assets in accordance with the Valuation Procedures. As part of its due diligence, the Valuation Designee engages a third-party valuation consultant to review all of the fair values determined by the Valuation Designee for reasonableness.

Valuation of Securities– The Fund calculates the net asset value (“NAV”) as of the close of business on each calendar quarter. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (including interest and investment income accrued, but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which established a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair market value measurement. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

The Fund determines the fair value of Investments and categorizes the assets for which fair value is being measured and reported in accordance with the fair value hierarchy. The fair value hierarchy requires an entity to maximize the use of observable inputs and includes the following three levels based upon the objectivity of inputs that were used by the Fund:

Level 1 – Quoted prices in active markets for identical assets;

Level 2 – Other significant observable inputs (e.g., quoted prices of similar securities in active markets, quoted prices for similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rates);

Level 3 – Valuations generated from model-based techniques that use inputs that are significant, or unobservable in the market. The inputs reflect estimates that market participants would use in pricing the asset (e.g., occupancy rates, rental rates, market capitalization rates, indices for similar sales, inflation rates).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The determination of what constitutes “observable” requires significant judgment by the Valuation Designee. The Valuation Designee considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an Investment within the hierarchy is based upon the pricing transparency of the Investment and does not necessarily correspond to the Valuation Designee’s perceived risk of that investment.

All of the Fund’s investments have been classified within Level 3 as they trade infrequently or not at all and use unobservable inputs to estimate fair value. When observable prices are not available for these securities, the Valuation Designee uses one or more valuation techniques (e.g., the market approach, the income approach or the asset approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions with adjustments made for dissimilarities between properties; the direct capitalization method, which estimates a stabilized net operating income and applies a capitalization rate to estimate fair value; and index rates. The income approach generally consists of the net present value of estimated future cash flows plus a reversion (presumed sale), adjusted as appropriate for liquidity, credit, market and/or other risk factors. The asset approach estimates the replacement cost of the building less physical depreciation plus the land value. Generally, the asset approach provides a check on the value derived using the income approach. The fair value of measurement of Level 3 Investments does not include transaction costs that may have been capitalized as part of the investment’s cost basis.

Direct capitalization rates, index rates, and discount rates are some of the significant inputs to these valuations. A direct capitalization rate is the income rate of return for a total property that reflects the relationship between one year’s net operating income expectancy and the total price or value, calculated by dividing the net operating income by the sale price or value. An index rate is the rate of change based on the change in a specific price index. Direct capitalization rates and index rates are used when valuing Investments that have substantially completed development and have stable revenues. These rates are based on the location, type, and nature of each property, and current and anticipated market conditions. When the acquisition of the Investment is within 12 months of the reporting date or the development of an investment project precludes the property manager from achieving normal tenancy levels, the Valuation Designee may use the original purchase price adjusted for any improvements or impairments as the best estimate of fair value.

The selection of appropriate valuation techniques may be affected by the availability of relevant inputs, the relative reliability of the inputs, and the stage of development. In some cases, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee’s assessment of the most representative point within the range.

Due to the inherent uncertainty of determining the fair value of Investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

The following is a summary of the Fund’s investments by level within the valuation hierarchy as of June 30, 2025:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Private Real Estate Investments	$—	$—	$32,992,410	$32,992,410
Total	$—	$—	$32,992,410	$32,992,410

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Private Real Estate Investments
Balance as of December 31, 2024	$30,921,395
Transfers into Level 3 during period	—
Transfers out of Level 3 during period	—
Purchases or Conversions	1,750,000
Sales or Distributions	—
Net realized gain(loss)	(5,400,000)
Return of capital	—
Change in net unrealized Appreciation (Depreciation)	5,721,015
Balance as of June 30, 2025	32,992,410
Net change in unrealized attributable to Level 3 investments	321,015

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2025.

	Quantitative Information about Level 3 Value Measurements
Type of Level 3 Investment	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Inputs	Range/Average(a)	Impact to Valuation from an Increase in Input
Private Real Estate Investments
915 Division CrowdStreet Investors, LLC	$5,192,410	Market	Transaction Price	Not Applicable	Not Applicable
Brixton Atlee TIC, LP	2,398,000	Market	Index/Cap	(9.5%)/6.1%	Increase/Decrease
Brixton Parkside TIC, LLC	1,430,000	Market	Index	(4.8%)	Increase
CS Dalan Investors, LLC	2,767,000	Market	Index/Cap	2.3%/5.2%	Increase/Decrease
CS Investor Braintree, LLC	1,750,000	Market	Transaction Price	Not Applicable	Not Applicable
HIP CS Investors, LLC	3,129,000	Market	Index	(1.2%)	Increase
KV Aventura Holdings, LLC	1,269,000	Market	Index/Cap	(15.9%)/5.1%	Increase/Decrease
Locale Investor, LLC	1,184,000	Market	Index/Cap	(9.0%)/5.6%	Increase/Decrease
North Park Titleholder, LLC	4,100,000	Market	Transaction Price	Not Applicable	Not Applicable
OC-Series Fund I, LLC - Gator Volt Fund	1,628,000	Market	Index/Cap	4.0%/6.4%	Increase/Decrease
OC-Series Fund I, LLC - OBT Volt Fund	2,747,000	Market	Index/Cap	8.0%/6.3%	Increase/Decrease
ONH Liquidating Trust(b)	—	Income	Bankruptcy Recovery Rate	Not Applicable	Not Applicable
PEP II Alligood Industrial Park Co-Investor, LLC	1,668,000	Market	Index	6.1%	Increase
Rhino MT Andover, LLC	1,980,000	Market	Index/Cap	4.1%/7.7%	Increase/Decrease
Rhino Taunton B2B Investors, LLC	1,750,000	Market	Transaction Price	Not Applicable	Not Applicable
Type Level 3 Investments	$32,992,410

(a)	Averages are calculated based on the fair market value of investments on June 30, 2025.
(b)	During July 2023, ONH Liquidating Trust (formerly ONH AFC CS Investors, LLC) filed for Chapter 11 bankruptcy in Delaware. The Valuation Designee determined that a value of zero is reasonable due to uncertainty in the amount of recoveries expected from the bankruptcy proceedings.

Investment Income and Securities Transactions – Income is recognized on an accrual basis as earned. The Fund’s primary sources of income are gains/(losses) recognized upon receipt of distributions related to dispositions of investments, unrealized appreciation/depreciation in the fair value of investments, distributions of investment income from operations of investments which generally occur over the life of the investments and interest income from the Fund’s cash balances.

The Fund’s policy is to recognize investment income and realized gains and losses upon notification from sponsors of the distribution based on the characterization of distributions provided by the underlying sponsor of each investment. Distributions occur at irregular intervals and may not be communicated to the Fund in advance of payment. When the sponsor does not provide notification prior to payment for the distribution, revenue recognition criteria is generally deemed to have been met on the date of receipt. Recoveries from a security in a bankruptcy proceeding are recognized as a reduction of the investment cost and income upon receipt. For the period ended June 30, 2025, the Fund received no distributions.

Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: management fees, investor servicing fees, professional fees, and fund accounting and administration fees.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

Distributions to Shareholders– The Fund intends to make distributions necessary to qualify as a REIT. Any distribution the Fund makes will be at the discretion of the Board, and will be based on, among other factors, the Fund’s present and reasonably projected future cash flow. The Fund expects that the Board will set the rate of distributions at a level that will ensure compliance with the Code, and the amount of distributions may vary over time. Distributions to shareholders of the Fund will be recorded on the ex-dividend date. For the period ended June 30, 2025, no distributions were made to shareholders.

Income Tax – The Fund elected to be taxed as a REIT under the Code, and has operated as such, commencing with the taxable year ending December 31, 2022. While REITs are subject to Federal income taxes, they are allowed a deduction for ordinary and capital gains dividends paid, generally resulting in the elimination of all or substantially all income tax at the entity level. Additionally, most states follow the rules related to REITs as contained within the Code. This generally results in no state income taxes being paid by the Fund; however, due to the number of states in which the Fund holds, either directly or indirectly, interests in real estate, it is likely that some measure of the Fund’s operating and/or sale income will be taxed at the state level. To maintain qualification under the Code as a REIT, the Fund must distribute at least 90% of its taxable ordinary income to its shareholders and meet certain other requirements related to organization, management, assets, liabilities, and operations. Additionally, the Fund may choose to pass through any capital gains realized to its shareholders by distributing cash proceeds representative of the net capital gains. The Fund is permitted to deduct both ordinary and capital gain dividends paid to its shareholders, generally eliminating REIT-level Federal taxation of income represented by such dividends paid to the shareholders. If the Fund fails to qualify as a REIT in any taxable year, it will be subject to federal and state income tax on its taxable income at regular corporate rates. In addition to income taxes, the Fund may also be subject to certain state, local, and franchise taxes. Under certain circumstances, Federal income and excise taxes may be due on the Fund’s undistributed taxable income.

Certain of the Fund’s investments may be held through Single-Member Limited Liability Companies (“SMLLCs”) that have been formed by the respective single member to facilitate the ownership of particular investments. Under the default “check-the-box” rules established by the Code, SMLLCs are disregarded as separate entities and therefore all items of income, deduction, loss, credit, asset, and liability from the SMLLC are reported directly on the Federal income tax return of the single member. Certain states have not adopted the check-the-box rules and therefore, do not respect the disregarded nature of SMLLC entities. In these cases, the SMLLC entity must file either income or franchise tax returns and, in some cases, may be liable for income or franchise taxes at the entity level.

Management evaluates the uncertainties of tax positions taken or expected to be taken based on the probability of whether it is more likely than not that the positions will be sustained upon audit based on technical merit for open tax years. Management believes it has no uncertain tax positions to be accrued or disclosed.

Issuance of Shares – The Fund conducted a private offering to sell common shares only to individuals and entities qualifying as “accredited investors” within the meaning of Regulation D under the Securities Act. The Fund’s shares are not registered under the Securities Act or listed on an exchange. The Fund’s shares are designed for long-term investors. The Fund offered shares at the initial closing at $1,000.00 per share, and thereafter each share was offered at $1,000.00 plus a “make-up” amount calculated by applying an annualized rate of 3.0% to such investor’s subscription amount applied over the period since April 22, 2022. The private offering was closed to new investors on December 29, 2023.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the Investment Management Agreement between the Fund and the Investment Manager, the Investment Manager manages the Fund’s investments subject to oversight by the Board. The Fund pays to the Investment Manager an annual Management Fee, quarterly in arrears. The Management Fee is equal to an annual rate of 1.50% of the Fund’s NAV.

The Fund will pay a fee to the Investment Manager for administrative services (the “Investor Servicing Fee”) at an annual rate of 0.50% of the NAV. The Investor Servicing Fee may be used by the Investment Manager to pay placement agent fees, commissions or other brokerage fees relating to the offering and sale of shares. The Investor Servicing Fee is charged quarterly in arrears.

The Fund makes investments in offerings that are brokered by its affiliate CrowdStreet Capital, LLC (“Capital”). For the period ended June 30, 2025, Capital earned $56,000 in placement fees related to one investment. The 1940 Act limits the amount of compensation received by CrowdStreet and its affiliates related to securities transactions made on behalf of the Fund. As a result, the Investment Manager rebated the Fund $38,500 related to transaction fees earned by Capital. The rebate is reflected as Fees rebated by the Investment Manager in the Statement of Operations.

The Investment Management Agreement provides that the Investment Manager will waive its Management Fee and/or pay or reimburse the Fund for Annual Expenses (as defined below) more than 1.00% per annum of the Fund’s average quarterly NAV (“Operating Expense Limit”). Annual Expenses are the ordinary annual operating expenses of the Fund, including, without limitation, third-party fees and expenses for accounting, administration, valuation, tax compliance, custody, banking, brokerage, depository, insurance premiums, reporting, Investor meetings, and preparation of tax returns and determinations, but excluding fees and expenses for legal, audit, taxes, indemnifications, litigations, interest, Management Fees, Investor Servicing Fees and Board fees, extraordinary or non-routine matters, and Organizational Expenses. If the Fund’s Annual Expenses are below the Operating Expense Limit in any fiscal year, the Investment Manager may be entitled to be reimbursed in whole or in part for fees or expenses waived or reduced by the Investment Manager during the prior three year-period pursuant to the Operating Expense Limit. During the period ended June 30, 2025, pursuant to the Fund’s expense cap, no expenses were waived and or reimbursed by the Investment Manager. During the period ended June 30, 2025, CrowdStreet paid $25,000 of Directors Fees and $235,040 of other expenses on behalf of the Fund. As of June 30, 2025, the total amount due to CrowdStreet is $857,596. Also, four employees of the Investment Manager invested $195,000 in the Fund.

NOTE 4 - CONCENTRATION OF RISK

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Risk Factors and Certain Conflicts of Interest” in the Fund’s Registration Statement filed on April 21, 2022 and the Fund’s other filings with the SEC.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security, or investment type.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

Investment and Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after considering the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty may adversely affect the Fund’s business, results of operations and financial condition.

Risks Related to the Commercial Real Estate Market: Similar to some REITs and real estate companies, the Fund will concentrate its investments on a limited number of commercial real estate projects. As a result, its portfolio may be impacted by various factors including changes in real estate values, property taxes, interest rates, and the management proficiency and creditworthiness of the issuer. Interest rate fluctuations and challenges in accessing mortgage funds can hinder property transactions, including acquisitions, refinancings, or sales. Additionally, delays and cost overruns in development and construction projects pose risks. The investment in highly leveraged commercial properties further amplifies risks due to limited financial resources, potential defaults on debt obligations, and unpredictable operating results. While leverage can enhance returns, it also heightens financial risks, especially in scenarios of rising interest rates or economic downturns.

Risks Related to the Fund’s Tax Status as a REIT: The Fund has elected to be taxed as and to qualify for treatment each year as a REIT under the Code. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.

NOTE 5 - TAX BASIS INFORMATION

As of December 31, 2024, the Fund’s most recent tax year end, the tax basis of distributable earnings (accumulated deficit) were as follows:

Undistributed ordinary income (loss)	$(16,869,580)
Other book tax temporary differences	—
Total accumulated deficit	$(16,869,580)

As of December 31, 2024, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost of investments for income tax purposes	$26,558,616
Gross appreciation (excess of value over tax cost)	6,351,402
Gross depreciation (excess of tax cost over value)	(1,988,623)
Net unrealized appreciation/(depreciation)	$4,362,779

NOTE 6 - SUBSEQUENT EVENTS

In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring through the issuance of these financial statements. Sheldon Chang resigned as President and portfolio manager of the Fund on August 1, 2025, and Thomas McDonald was approved by the Board as President of the Fund on August 26, 2025.

CrowdStreet REIT I, Inc.

ADDITIONAL INFORMATION

June 30, 2025 (Unaudited)

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available (1) without charge, upon request, by calling (888) 432-7693, (2) on the Fund’s website at www.crowdstreet.com/legal, and (3) on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the most recent twelve month period ended June 30, is available (1) without charge, upon request, by calling (888) 432-7693, (2) on the Fund’s website at www.crowdstreet.com/legal, and (3) on the SEC’s website at http://www.sec.gov. During the period ended June 30, 2025, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.

COMPENSATION OF DIRECTORS

Each Director who is not an “interested person” of the Fund (i.e., an “Independent Director”) receives an annual retainer of $25,000 plus reimbursement of related expenses in connection with his or her service on the Board of the Fund, as such amount may be updated by the Board. The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (888) 432-7693, (2) on the Fund’s website at www.crowdstreet.com/legal, and (3) on the SEC’s website at http://www.sec.gov.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

(a)	Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

(a)	Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual report.

Item 6. Investments.

(a)	Schedule filed with Item 1.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At the February 25, 2025 meeting (the “Meeting”) of the Board of Directors (the “Board”) of CrowdStreet REIT I, Inc. (the “Fund”), the Board approved Crowdstreet Advisors, LLC (“CrowdStreet”) to continue to serve as investment adviser to the Fund and approved the continuation of the separate investment management agreement between Crowdstreet and the Fund (the “Investment Management Agreement”), upon the same terms and conditions set forth therein, for an additional one-year period. The Board met in executive session at the Meeting and discussed the continuation of the Investment Management Agreement with counsel, who provided assistance and advice.

In considering the continuation of the Investment Management Agreement for the Fund, the Independent Directors reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Directors and received a presentation from CrowdStreet. The Board, including the Independent Directors, considered a variety of factors, including those described below. The Board did not treat any single factor as determinative, and each Director may have attributed different weights to different factors.

In consideration of the continuation of the Investment Management Agreement, the Independent Directors considered and discussed the following with respect to the Fund:

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreement with CrowdStreet, the Board considered the nature, extent and quality of services that CrowdStreet provided to the Fund, including CrowdStreet’s personnel and resources. The Board reviewed the services CrowdStreet provided in serving as investment adviser and the backgrounds of the personnel providing services to the Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged CrowdStreet’s efforts and resources with respect to various regulatory initiatives and considered CrowdStreet’s financial position. The Board concluded that the services CrowdStreet provided were satisfactory. The Board considered CrowdStreet’s approach to certain distressed portfolio holdings and the continued steps that CrowdStreet was taking to support the Fund.

Performance. The Board noted CrowdStreet engaged a third-party service provider, FUSE, that identified seven additional funds within the unlisted closed-end fund universe to increase the population for comparison to the Fund’s performance (“FUSE Peer Group”) to ten. The Board reviewed the Fund’s net asset value total return compared to the relative average and median returns for the FUSE Peer Group and the Fund’s benchmark index (NCREIF Property Index) across the 3 month and 1-year periods. The Board noted that while the Fund performed below the FUSE Peer Group average and median returns and its benchmark, Crowdstreet indicated that the underperformance was partially due to the Fund’s early lifecycle period, the higher expenses generally associated with closed-end funds in initial years of operation, and certain Peer Group Funds’ use of debt instruments and non-real estate assets. The Board concluded that the performance of the Fund on an absolute and comparative basis was satisfactory.

Advisory Fees and Fund Expenses. The Board reviewed the Fund’s contractual advisory fee and expense ratio taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the FUSE Peer Group. The Board noted that the Fund’s advisory fee and expenses were higher than average and median of the FUSE Peer Group but discussed the level of work involved in CrowdStreet’s management and oversight of the Fund and the other services that CrowdStreet provided to the Fund. In light of the nature, quality and extent of services CrowdStreet provided, the Board concluded that the Fund’s advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund, and the extent to which such economies of scale are shared with the Fund. The Board noted the Fund had not reached an asset level where CrowdStreet could likely realize meaningful economies of scale. The Board observed that economies of scale would continue to be considered in the future.

Profitability. The Board reviewed the profitability of CrowdStreet with respect to the Fund. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that CrowdStreet earned a profit from the Fund without considering marketing related costs. The Board concluded that the profitability of CrowdStreet in connection with the management of the Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Fund, CrowdStreet, and their affiliates may derive ancillary benefits from Fund operations. The Board reviewed information provided by CrowdStreet as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation paid under the Investment Management Agreement is fair and reasonable, and that the continuance of the Investment Management Agreement be approved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	As of August 1, 2025 Sheldon Chang resigned as portfolio manager of the Fund.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

As of the date of his filing, there have been no material changes in the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	Not applicable.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant during the period covered by this report.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CROWDSTREET REIT I, Inc.

By:	/s/ Thomas McDonald
Thomas McDonald
President

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas McDonald
Thomas McDonald
President and Treasurer

Date:	September 4, 2025